GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS	12 Months Ended
Jan. 01, 2022
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
NOTE 3. GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

Goodwill
Results from our annual goodwill impairment test in the fourth quarter of 2021 indicated that no impairment occurred during 2021. The assumptions used in our assessment of these assets were primarily based on Level 3 inputs.
Changes in the net carrying amount of goodwill for 2021 and 2020 by reportable segment were as follows:

(In millions)	Label and Graphic Materials	Retail Branding and Information Solutions	Industrial and Healthcare Materials	Total
Goodwill as of December 28, 2019	$407.8	$349.3	$173.7	$930.8
Acquisitions (1)	45.8	112.7	–	158.5
Translation adjustments	27.3	9.8	10.0	47.1
Goodwill as of January 2, 2021	480.9	$471.8	$183.7	$1,136.4
Acquisitions (2)	–	774.5	6.9	781.4
Acquisition adjustment (3)	1.2	–	–	1.2
Translation adjustments	(25.7)	(10.3)	(1.5)	(37.5)
Goodwill as of January 1, 2022	$456.4	$1,236.0	$189.1	$1,881.5
(1)
Goodwill acquired in 2020 related to the acquisitions of Smartrac, which is included in our RBIS reportable segment, and ACPO, which is included in our LGM reportable segment. We expect the recognized goodwill related to the Smartrac acquisition not to be deductible for income tax purposes and the recognized goodwill related to the ACPO acquisition to be deductible for income tax purposes.

(2)
Goodwill acquired related to the acquisitions of Vestcom, JDC and ZippyYum. We expect nearly all of the recognized goodwill related to the Vestcom and JDC acquisitions not to be deductible for income tax purposes and the recognized goodwill related to the ZippyYum acquisition to be deductible for income tax purposes.

(3)	Measurement period adjustment related to the finalization of the purchase price allocation for the acquisition of ACPO completed in December 2020.
The carrying amounts of goodwill at January 1, 2022 and January 2, 2021 were net of accumulated impairment losses of $820 million recognized in fiscal year 2009 by our RBIS reportable segment.
Indefinite-Lived Intangible Assets
In connection with our acquisition of Vestcom, we acquired approximately $135 million of identifiable indefinite lived intangible assets consisting of trade names and trademarks. We utilized the income approach to estimate the fair values of acquired identifiable intangibles, primarily using Level 3 inputs. We applied significant judgment in determining the fair value of intangible assets, which included our estimates and assumptions with respect to estimated future revenue and related profit margins, royalty rates, discount rates, and economic lives assigned to the acquired intangible assets.
Results from our annual indefinite-lived intangible assets impairment test in the fourth quarter indicated that no impairment occurred in 2021. The carrying value of indefinite-lived intangible assets resulting from business acquisitions, consisting of trade names and trademarks, was $155.6 million and $22.2 million at January 1, 2022 and January 2, 2021, respectively.
Finite-Lived Intangible Assets
In connection with our acquisition of Vestcom, we acquired approximately
$592
million
of identifiable finite-lived intangible assets, which consisted of customer relationships and patented and other developed technology. We utilized the income approach to estimate the fair values of acquired identifiable intangibles, primarily using Level 3 inputs. We applied significant judgment in determining the fair value of intangible assets, which included our estimates and assumptions with respect to estimated future revenue and related profit margins, customer retention rates, technology migration curves, royalty rates, discount rates, and economic lives assigned to the acquired intangible assets.
The table below summarizes the amounts and useful lives of these intangible assets as of the acquisition date.

	Amount (in millions)	Amortization period (in years)

Customer relationships	$492.0	12
Patented and other developed technology	100.4	7

The intangible assets from the Other 2021 Acquisitions were not material to the Consolidated Financial Statements.
In connection with the 2020 Acquisitions, we acquired
approximately
$106
million of identifiable finite-lived intangible assets, which consisted of customer relationships, trade names and trademarks and patented and other developed technology. We utilized the income and cost approaches to estimate the fair values of acquired identifiable intangibles, primarily using Level 3 inputs.
The table below summarizes the amounts and weighted
average
useful lives of these intangible assets as of the acquisition date.

	Amount (in millions)	Weighted average amortization period (in years)
Patented and other developed technology	$62.5	11
Customer relationships	41.4	7
Trade names and trademarks	2.2	5
Refer to Note 2, “Acquisitions,” for more information.
The table below sets forth our finite-lived intangible assets resulting from business acquisitions at January 1, 2022 and January 2, 2021, which continue to be amortized.

	2021			2020
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$862.5	$277.2	$585.3	$373.3	$254.1	$119.2
Patented and other developed technology	247.7	84.7	163.0	147.3	69.8	77.5
Trade names and trademarks	14.8	9.7	5.1	28.2	22.2	6.0
Other intangibles	3.2	.8	2.4	.2	.2	–
Total	$1,128.2	$372.4	$755.8	$549.0	$346.3	$202.7

Amortization expense for finite-lived intangible assets resulting from business acquisitions was $44.6 million for 2021, $19.9 million for 2020 and $13.5 million for 2019.
We expect estimated amortization expense for finite-lived intangible assets resulting from business acquisitions for each of the next five fiscal years to be as follows:

(In millions)	Estimated Amortization Expense
2022	$43.5
2023	42.5
2024	40.8
2025	40.0
2026	36.9